Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0002131260
Registrant Name	Aussie Aussie Acquisition Corporation
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A